STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.89%	1.21%
Distribution yield	0.46%	0.48%
Expected volatility (as a percent)	18.76%	19.26%
Expected remaining life	2.7	3.7
Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.83%	1.13%
Distribution yield	1.12%	1.33%
Expected volatility (as a percent)	16.94%	19.01%
Expected remaining life	2.4	3.2